Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Fidelity Hereford Street Trust
Entity Central Index Key	0000917286
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Fidelity Government Money Market Fund - Capital Reserves Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund Capital Reserves Class
Trading Symbol	FZAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Capital Reserves Class	$ 48	0.95%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%
Net Assets	$ 365,130,039,759
Holdings Count | shares	542
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$365,130,039,759
Number of Holdings	542

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 57.0 8-30 9.4 31-60 11.8 61-90 5.9 91-180 16.1 >180 3.2 Repurchase Agreements 40.4 U.S. Treasury Obligations 37.1 U.S. Government Agency - Debt 25.9 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (3.4)%
Fidelity Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Money Market Fund
Class Name	Fidelity® Money Market Fund
Trading Symbol	SPRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Money Market Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Money Market Fund	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 118,680,964,291
Holdings Count | shares	284
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$118,680,964,291
Number of Holdings	284

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 77.8 8-30 6.1 31-60 6.8 61-90 8.8 91-180 3.2 >180 0.2 Repurchase Agreements 53.9 Commercial Paper 17.0 U.S. Treasury Obligations 13.5 Certificates of Deposit 9.8 Non-Negotiable Time Deposit 8.7 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (2.9)%
Fidelity Flex Government Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity Flex® Government Money Market Fund
Class Name	Fidelity Flex® Government Money Market Fund
Trading Symbol	FLGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity Flex® Government Money Market Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-3455 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-3455
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity Flex® Government Money Market Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 144,051,394
Holdings Count | shares	133
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$144,051,394
Number of Holdings	133

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 50.7 8-30 9.1 31-60 15.7 61-90 7.1 91-180 12.6 >180 2.1 U.S. Treasury Obligations 42.0 Repurchase Agreements 28.1 U.S. Government Agency - Debt 27.2 Net Other Assets (Liabilities) 2.7 ASSET ALLOCATION (% of Fund's net assets)
Fidelity Government Money Market Fund - Class S
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund Class S
Trading Symbol	FZSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class S	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 365,130,039,759
Holdings Count | shares	542
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$365,130,039,759
Number of Holdings	542

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 57.0 8-30 9.4 31-60 11.8 61-90 5.9 91-180 16.1 >180 3.2 Repurchase Agreements 40.4 U.S. Treasury Obligations 37.1 U.S. Government Agency - Debt 25.9 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (3.4)%
Fidelity Government Money Market Fund - Class K6
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund Class K6
Trading Symbol	FNBXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-835-5092 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-835-5092
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K6	$ 13	0.25%

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%
Net Assets	$ 365,130,039,759
Holdings Count | shares	542
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$365,130,039,759
Number of Holdings	542

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 57.0 8-30 9.4 31-60 11.8 61-90 5.9 91-180 16.1 >180 3.2 Repurchase Agreements 40.4 U.S. Treasury Obligations 37.1 U.S. Government Agency - Debt 25.9 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (3.4)%
Fidelity Series Treasury Bill Index Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Series Treasury Bill Index Fund
Class Name	Fidelity® Series Treasury Bill Index Fund
Trading Symbol	FHQFX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Series Treasury Bill Index Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544.
Additional Information Phone Number	1-800-544-8544
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Series Treasury Bill Index Fund	$ 0 A	0.00%B
A Amount represents less than $.50
B Amount represents less than 0.005%

Expenses Paid, Amount	$ 0
Expense Ratio, Percent	0.00%
Net Assets	$ 1,431,850,404
Holdings Count | shares	18
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$1,431,850,404
Number of Holdings	18
Portfolio Turnover	0%A
A Amount represents less than 1%
Holdings [Text Block]	COUPON DISTRIBUTION (% of Fund's net assets) Zero coupon bonds 99.9 U.S. Treasury Obligations 99.9 Short-Term Investments and Net Other Assets (Liabilities) 0.1 ASSET ALLOCATION (% of Fund's net assets)
Largest Holdings [Text Block]	TOP HOLDINGS (% of Fund's net assets) US Treasury Bill 99.9 99.9
Fidelity Treasury Only Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Treasury Only Money Market Fund
Class Name	Fidelity® Treasury Only Money Market Fund
Trading Symbol	FDLXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Treasury Only Money Market Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Treasury Only Money Market Fund	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 6,684,674,417
Holdings Count | shares	47
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$6,684,674,417
Number of Holdings	47

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 14.6 8-30 31.3 31-60 23.5 61-90 10.5 91-180 18.7 >180 1.0 U.S. Treasury Obligations 99.6 Net Other Assets (Liabilities) 0.4 ASSET ALLOCATION (% of Fund's net assets)
Fidelity Government Money Market Fund - Daily Money Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund Daily Money Class
Trading Symbol	FZBXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Daily Money Class	$ 36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 365,130,039,759
Holdings Count | shares	542
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$365,130,039,759
Number of Holdings	542

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 57.0 8-30 9.4 31-60 11.8 61-90 5.9 91-180 16.1 >180 3.2 Repurchase Agreements 40.4 U.S. Treasury Obligations 37.1 U.S. Government Agency - Debt 25.9 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (3.4)%
Fidelity Government Money Market Fund - Class M
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund Advisor M Class
Trading Symbol	FZGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-877-208-0098 or by sending an e-mail to funddocuments@fmr.com.
Additional Information Phone Number	1-877-208-0098
Additional Information Email	funddocuments@fmr.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor M Class	$ 36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 365,130,039,759
Holdings Count | shares	542
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$365,130,039,759
Number of Holdings	542

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 57.0 8-30 9.4 31-60 11.8 61-90 5.9 91-180 16.1 >180 3.2 Repurchase Agreements 40.4 U.S. Treasury Obligations 37.1 U.S. Government Agency - Debt 25.9 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (3.4)%
Fidelity Government Money Market Fund
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund
Trading Symbol	SPAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months?
(based on hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Fidelity® Government Money Market Fund	$ 21	0.42%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Net Assets	$ 365,130,039,759
Holdings Count | shares	542
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$365,130,039,759
Number of Holdings	542

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 57.0 8-30 9.4 31-60 11.8 61-90 5.9 91-180 16.1 >180 3.2 Repurchase Agreements 40.4 U.S. Treasury Obligations 37.1 U.S. Government Agency - Debt 25.9 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (3.4)%
Fidelity Government Money Market Fund - Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Government Money Market Fund
Class Name	Fidelity® Government Money Market Fund Premium Class
Trading Symbol	FZCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Government Money Market Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 16	0.32%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%
Net Assets	$ 365,130,039,759
Holdings Count | shares	542
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$365,130,039,759
Number of Holdings	542

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 57.0 8-30 9.4 31-60 11.8 61-90 5.9 91-180 16.1 >180 3.2 Repurchase Agreements 40.4 U.S. Treasury Obligations 37.1 U.S. Government Agency - Debt 25.9 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (3.4)%
Fidelity Money Market Fund - Premium Class
Shareholder Report [Line Items]
Fund Name	Fidelity® Money Market Fund
Class Name	Fidelity® Money Market Fund Premium Class
Trading Symbol	FZDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains information about Fidelity® Money Market Fund for the period May 1, 2024 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at fundresearch.fidelity.com/prospectus/sec. You can also request this information by contacting us at 1-800-544-8544 or by sending an e-mail to fidfunddocuments@fidelity.com.
Additional Information Phone Number	1-800-544-8544
Additional Information Email	fidfunddocuments@fidelity.com
Additional Information Website	fundresearch.fidelity.com/prospectus/sec
Expenses [Text Block]	What were your Fund costs for the last six months? (based on hypothetical $10,000 investment)
	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Premium Class	$ 15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
Net Assets	$ 118,680,964,291
Holdings Count | shares	284
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of October 31, 2024)
KEY FACTS
Fund Size	$118,680,964,291
Number of Holdings	284

Holdings [Text Block]	EFFECTIVE MATURITY DIVERSIFICATION (% of Fund's net assets) Days 1-7 77.8 8-30 6.1 31-60 6.8 61-90 8.8 91-180 3.2 >180 0.2 Repurchase Agreements 53.9 Commercial Paper 17.0 U.S. Treasury Obligations 13.5 Certificates of Deposit 9.8 Non-Negotiable Time Deposit 8.7 ASSET ALLOCATION (% of Fund's net assets) Net Other Assets (Liabilities) - (2.9)%